Annual Fund Operating Expenses - Institutional - Invesco Premier Portfolio - Institutional Class	Dec. 17, 2021
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	0.25%
Fee Waiver and/or Expense Reimbursement	0.07%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.